INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Intangible assets
	(in thousands)
		December 31, 2022			December 31, 2021
Amortizing Intangible Assets:	Estimated Useful Life in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Pulp brand recipes	15	$50	$-	$50	$-	$-	$-
Non-compete agreement	2	62	(62)	-	62	(62)	-

Total Intangible Assets, net		$112	$(62)	$50	$62	$(62)	$-